Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
November 30, 2023
GOL-NPRT3-0124
1.810695.119
Common Stocks - 98.1%
	Shares	Value ($)
Australia - 5.3%
Metals & Mining - 5.3%
Gold - 5.3%
Gold Road Resources Ltd.	11,845,328	15,262,261
Northern Star Resources Ltd.	4,165,436	35,036,930
OceanaGold Corp.	11,371,500	19,944,854
		70,244,045
Brazil - 10.4%
Metals & Mining - 10.4%
Gold - 10.4%
Wheaton Precious Metals Corp. (a)	2,793,482	136,591,275

Burkina Faso - 1.3%
Metals & Mining - 1.3%
Gold - 1.3%
IAMGOLD Corp. (b)	6,633,400	16,816,313

Canada - 59.4%
Metals & Mining - 59.4%
Copper - 0.3%
Faraday Copper Corp. (b)(c)	9,251,880	3,749,979

Diversified Metals & Mining - 1.7%
Solaris Resources, Inc. (a)(b)	1,137,131	4,231,926
Vizsla Silver Corp. (b)	5,000,000	6,153,506
Western Copper & Gold Corp. (TSX) (a)(b)(c)	9,782,673	12,111,641
		22,497,073
Gold - 54.8%
Agnico Eagle Mines Ltd. (Canada) (a)	3,049,802	163,733,428
Alamos Gold, Inc.	2,842,900	42,131,780
Artemis Gold, Inc. (a)(b)	3,613,928	18,083,622
Ascot Resources Ltd. (b)(c)	36,940,500	13,339,360
B2Gold Corp.	4,738,100	15,992,113
Banyan Gold Corp. (b)(c)	21,000,000	4,565,386
Barrick Gold Corp. (Canada) (a)	3,652,900	64,177,115
Bonterra Resources, Inc. (b)(c)	7,387,297	1,143,249
Dundee Precious Metals, Inc.	1,895,300	13,995,288
Franco-Nevada Corp.	1,034,478	115,862,756
Fury Gold Mines Ltd. (b)(c)	800,000	324,257
Fury Gold Mines Ltd. (c)(d)	10,000,000	4,053,208
i-80 Gold Corp. (a)(b)	9,194,958	14,772,105
i-80 Gold Corp. (b)	500,000	795,239
Lundin Gold, Inc.	2,542,100	30,536,298
Maple Gold Mines Ltd. (b)(c)	18,373,019	1,150,895
Marathon Gold Corp. (a)(b)	19,355,995	11,126,185
Marathon Gold Corp. warrants 9/20/24 (b)	5,000,000	105,715
Novagold Resources, Inc. (b)	3,695,700	15,415,205
Orla Mining Ltd. (a)(b)	7,696,298	23,084,073
Osisko Development Corp. (b)	3,799,247	10,835,393
Osisko Development Corp.:
rights(b)	666,666	60,424
warrants(b)	1,144,505	319,288
Osisko Gold Royalties Ltd.	2,466,600	36,136,931
Osisko Mining, Inc. warrants 8/6/24 (b)	1,350,000	172,389
Rupert Resources Ltd. (a)(b)	2,481,200	6,637,500
Seabridge Gold, Inc. (b)	947,600	11,717,991
Skeena Resources Ltd. (a)(b)	2,379,400	10,661,227
SSR Mining, Inc.	2,369,100	27,951,871
Torex Gold Resources, Inc. (b)	1,421,500	15,294,521
Triple Flag Precious Metals Corp.	972,200	13,569,747
Victoria Gold Corp. (b)	2,549,800	12,683,702
Wesdome Gold Mines, Inc. (b)	3,035,276	19,594,692
		720,022,953
Precious Metals & Minerals - 1.5%
Dolly Varden Silver Corp. (b)(c)	17,000,000	11,400,567
Guanajuato Silver Co. Ltd. (b)(c)	22,597,000	5,828,476
Guanajuato Silver Co. Ltd. (c)	8,500,000	2,082,796
Guanajuato Silver Co. Ltd. warrants 2/10/25 (b)	7,396,381	164,085
		19,475,924
Silver - 1.1%
Aya Gold & Silver, Inc. (a)(b)	1,393,434	10,238,061
GoGold Resources, Inc. (a)(b)	3,668,100	3,892,600
		14,130,661
TOTAL METALS & MINING		779,876,590

China - 1.0%
Metals & Mining - 1.0%
Gold - 1.0%
Zijin Mining Group Co. Ltd. (H Shares)	8,700,000	13,788,486

South Africa - 2.9%
Metals & Mining - 2.9%
Gold - 2.9%
Gold Fields Ltd.	2,483,000	38,047,998

United Kingdom - 2.3%
Metals & Mining - 2.3%
Gold - 2.3%
AngloGold Ashanti PLC	1,538,500	29,730,663

United States of America - 15.5%
Metals & Mining - 15.5%
Diversified Metals & Mining - 0.4%
Ivanhoe Electric, Inc. (b)	441,100	5,010,896

Gold - 13.3%
Dakota Gold Corp. (b)	2,369,100	6,680,862
Newmont Corp.	4,017,948	161,481,330
Royal Gold, Inc.	47,400	5,773,320
		173,935,512
Silver - 1.8%
Gatos Silver, Inc. (a)(b)	2,631,100	16,654,863
Hecla Mining Co. (a)	1,471,900	7,330,062
		23,984,925
TOTAL METALS & MINING		202,931,333

TOTAL COMMON STOCKS (Cost $976,728,853)		1,288,026,703

Commodities - 0.9%
	Troy Ounces	Value ($)
Gold Bullion (Cost $4,575,085)	5,582	11,362,384

Money Market Funds - 16.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	12,399,908	12,402,388
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	209,918,458	209,939,449
TOTAL MONEY MARKET FUNDS (Cost $222,341,837)		222,341,837

TOTAL INVESTMENT IN SECURITIES - 115.9% (Cost $1,203,645,775)	1,521,730,924
NET OTHER ASSETS (LIABILITIES) - (15.9)%	(209,297,037)
NET ASSETS - 100.0%	1,312,433,887

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,053,208 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	14,257,857	506,085,900	507,941,369	663,774	-	-	12,402,388	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	297,711,327	863,316,157	951,088,035	317,603	-	-	209,939,449	0.8%
Total	311,969,184	1,369,402,057	1,459,029,404	981,377	-	-	222,341,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Select Gold Cayman Ltd.	10,218,783	-	-	-	-	1,162,231	11,381,014

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2023, the Fund held an investment of $11,381,014 in the Subsidiary, representing 0.8% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ascot Resources Ltd.	11,542,690	6,042,335	309,186	-	(780,693)	(3,155,786)	13,339,360
Atex Resources, Inc.	-	9,398,640	4,977,717	-	(4,420,923)	-	-
Banyan Gold Corp.	6,310,004	-	-	-	-	(1,744,618)	4,565,386
Bonterra Resources, Inc.	1,786,369	-	15,651	-	(96,477)	(530,992)	1,143,249
Dolly Varden Silver Corp.	11,835,837	-	-	-	-	(435,270)	11,400,567
Faraday Copper Corp.	6,449,249	1,215,785	1,320,370	-	(376,867)	(2,217,818)	3,749,979
Fury Gold Mines Ltd.	-	470,779	-	-	-	(146,522)	324,257
Fury Gold Mines Ltd.	6,375,962	-	-	-	-	(2,322,754)	4,053,208
Gatos Silver, Inc.	27,876,000	-	21,636,204	-	(1,930,830)	12,345,897	-
Guanajuato Silver Co. Ltd.	-	5,977,530	272,738	-	(76,698)	200,382	5,828,476
Guanajuato Silver Co. Ltd.	-	2,308,944	-	-	-	(226,148)	2,082,796
Guanajuato Silver Co. Ltd. warrants 2/10/25	-	5,597	-	-	-	158,488	-
Maple Gold Mines Ltd.	2,638,329	-	67,568	-	(578,749)	(841,117)	1,150,895
Marathon Gold Corp.	16,306,339	-	2,535,375	-	(13,286,028)	10,641,249	-
Marathon Gold Corp. warrants 9/20/24	432,958	-	-	-	-	(327,243)	-
Victoria Gold Corp.	24,829,608	5,455,246	12,089,625	-	(7,317,347)	1,805,821	-
Western Copper & Gold Corp. (TSX)	13,772,133	2,154,263	294,087	-	(87,566)	(3,433,102)	12,111,641
i-80 Gold Corp.	22,792,232	-	8,489,205	-	(1,302,331)	(5,956,254)	-
i-80 Gold Corp.	5,698,058	-	-	-	-	(406,411)	-
Total	158,645,768	33,029,119	52,007,726	-	(30,254,509)	3,407,802	59,749,814

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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